VIA EDGAR

May 3, 2012

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AGL Separate Account D

American General Life Insurance Company ("AGL")

Post-Effective Amendment on Form N-4

File Nos.: 333-25549 and 811-02441

(WM Strategic Asset Manager Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2012 for AGL Separate Account D WM Strategic Asset Manager Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 19 and Amendment No. 126, as filed electronically with the Securities and Exchange Commission on April 30, 2012.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ MARK MATTHES

Mark Matthes

Vice President and Associate General Counsel

VALIC and WNL